Restructuring Costs (Notes)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring Costs
Restructuring Costs
In April 2016, we announced an approximate 10 percent headcount reduction, which involved the elimination of certain operational and corporate positions, as part of their ongoing effort to create efficiencies, reduce costs and transform our business. As a result of this headcount reduction, we recorded one-time employee termination costs of approximately $13 million, which are included in restructuring costs in our consolidated statements of operations for the year ended December 31, 2016.
As of December 31, 2016, approximately $1 million of the $13 million restructuring charge incurred is included in other current liabilities. Additionally, we expect to incur further severance costs of less than $1 million related to this phase of our restructuring plan. The severance costs estimate could change based on the number of employees that work through the required service period and the timing of those departures.
In January 2015, we announced the initial phase of this cost reduction plan, which involved the elimination of certain corporate employee positions. As a result, we recorded employee termination costs of approximately $11 million, all of which were paid during the year ended December 31, 2015, and are included in restructuring costs in the consolidated statement of operations for the year ended December 31, 2015.